Nature of the business	12 Months Ended
Dec. 31, 2022
Nature of the business [Abstract]
Nature of the business
Note 1.- Nature of the business

Atlantica Sustainable Infrastructure plc (“Atlantica” or the “Company”) is a sustainable infrastructure company with a majority of its business in renewable energy assets. Atlantica currently owns, manages and invests in renewable energy, storage, efficient natural gas and heat, electric transmission lines and water assets focused on North America (the United States, Canada and Mexico), South America (Peru, Chile, Colombia and Uruguay) and EMEA (Spain, Italy, Algeria and South Africa).

Atlantica’s shares trade on the NASDAQ Global Select Market under the symbol “AY”.

On January 17, 2022, the Company closed the acquisition of Chile TL4, a 63-mile transmission line and 2 substations in Chile for a total equity investment of $38.4 million (Note 5). The Company expects to expand the transmission line in 2023-2024, which would represent an additional investment of approximately $8 million. The asset has fully contracted revenues in US dollars, with annual inflation adjustments and a 50-year remaining contract life. The off-takers are several mini-hydro plants that receive contracted or regulated payments.

On April 4, 2022, the Company closed the acquisition of Italy PV 4, a 3.6 MW solar portfolio in Italy for a total equity investment of $3.7 million (Note 5). The asset has regulated revenues under a feed in tariff until 2031.

On September 2, 2022, the Company completed its third investment through its Chilean renewable energy platform in a 73 MW solar PV plant, Chile PV 3, located in Chile, for $7.7 million corresponding to a 35% of equity interest (Note 5). The Company expects to install batteries with a capacity of approximately 100 MWh in 2023-2024. Total investment including batteries is expected to be in the range of $15 million to $25 million depending on the capital structure. Part of the asset’s revenue is currently based on capacity payments. Adding storage would increase the portion of capacity payments.

On November 16, 2022, the Company closed the acquisition of a 49% interest, with joint control, in an 80 MW portfolio of solar PV projects in Chile, Chile PMGD, which is currently starting construction. Atlantica´s economic rights are expected to be approximately 70%. Total investment in equity and preferred equity is expected to be approximately $30 million and Commercial Operation Date (“COD”) is expected to be progressive in 2023 and 2024. Revenue for these assets is regulated under the Small Distributed Generation Means Regulation Regime (“PMGD”) for projects with a capacity equal or lower than 9MW, which allows to sell electricity through a stabilized price.

During  the year 2021, the Company completed the following investments:

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In 2021, the Company closed the acquisition in two stages of the 85% equity interest in Rioglass Solar Holding S.A. (“Rioglass”) that it did not previously own for a total investment of $17.1 million, resulting in a 100% ownership (Note 5). Rioglass is a supplier of spare parts and services in the solar industry and the Company gained control over the asset in January 2021.

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On January 6, 2021, the Company closed its second investment through its Chilean renewable energy platform in a 40 MW solar PV plant, Chile PV 2, located in Chile, for $5.0 million corresponding to a 35% of equity interest.

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On April 7, 2021, the Company closed the acquisition of Coso, a 135 MW geothermal plant in the United States with 18-year average contract life Power Purchase Agreements (“PPAs”) in place. The total equity investment was $130 million (Note 5). In addition, on July 15, 2021, the Company repaid $40 million to reduce project debt.

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On May 14, 2021, the Company closed the acquisition of Calgary District Heating, a district heating asset in Canada for a total equity investment of $22.9 million (Note 5). The asset has availability-based revenue with inflation indexation and 20 years of weighted average contract life at the time of the acquisition.

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On June 16, 2021, the Company acquired a 49% interest in Vento II, a 596 MW wind portfolio in the United States for a total equity investment net of cash consolidated at the transaction date of approximately $180.7 million (Note 7). EDP Renewables owns the remaining 51%. The assets have PPAs with investment grade off-takers with a five-year average remaining contract life at the time of the investment.

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On August 6, 2021, the Company closed the acquisition of Italy PV 1 and Italy PV 2, two solar PV plants in Italy with a combined capacity of 3.7 MW for a total equity investment of $9 million (Note 5). On December 14, 2021, the Company closed the acquisition of Italy PV 3, a 2.5 MW solar PV portfolio in Italy for a total equity investment of $4 million (Note 5). These assets have regulated revenues under a feed in tariff until 2030, 2031 and 2032, respectively.

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On November 25, 2021, the Company closed the acquisition of La Sierpe, a 20 MW solar PV plant in Colombia for a total equity investment of $23.5 million (Note 5). The asset was acquired under a Right of First Offer (“ROFO”) agreement with Liberty GES.

In addition, the following three assets that the Company had under construction during 2022, finished construction and reached or are about to reach COD:

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Albisu, a 10 MW PV asset wholly owned by the Company reached COD in January 2023. Albisu is located in the city of Salto (Uruguay). The asset has a 15-year PPA with Montevideo Refrescos, S.R.L, a subsidiary of Coca-Cola Femsa., S.A.B. de C.V. The PPA is denominated in local currency with a maximum and minimum price in U.S. dollars and is adjusted monthly based on a formula referring to U.S. Producer Price Index (PPI), Uruguay’s Consumer Price Index (CPI) and the applicable UYU/U.S. dollar exchange rate.

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La Tolua and Tierra Linda, two solar PV assets in Colombia with a combined capacity of 30 MW. Each plant has a 10-year PPA in local currency indexed to local inflation with Coenersa, the largest independent electricity wholesaler in Colombia. Additionally, the Company has recently started the construction of three additional PV plants with a total capacity of 30 MW.

The following table provides an overview of the main operating assets the Company owned or had an interest in as of December 31, 2022:

Assets	Type	Ownership	Location	Currency(9)	Capacity (Gross)	Counterparty Credit Ratings(10)	COD*	Contract Years Remaining(17)

Solana	Renewable (Solar)	100%	Arizona (USA)	USD	280 MW	BBB+/A3/BBB+	2013	21
Mojave	Renewable (Solar)	100%	California (USA)	USD	280 MW	BB-/ -- /BB	2014	17
Coso	Renewable (Geothermal)	100%	California (USA)	USD	135 MW	Investment Grade(11)	1987-1989	16
Elkhorn Valley(16)	Renewable (Wind)	49%	Oregon (USA)	USD	101 MW	BBB/Baa1/--	2007	5
Prairie Star(16)	Renewable (Wind)	49%	Minnesota (USA)	USD	101 MW	--/A3/A-	2007	5
Twin Groves II(16)	Renewable (Wind)	49%	Illinois (USA)	USD	198 MW	BBB/Baa2/--	2008	3
Lone Star II(16)	Renewable (Wind)	49%	Texas (USA)	USD	196 MW	N/A	2008	N/A
Chile PV 1	Renewable (Solar)	35%(1)	Chile	USD	55 MW	N/A	2016	N/A
Chile PV 2	Renewable (Solar)	35%(1)	Chile	USD	40 MW	Not rated	2017	8
Chile PV 3	Renewable (Solar)	35%(1)	Chile	USD	73 MW	N/A	2014	N/A
La Sierpe	Renewable (Solar)	100%	Colombia	COP	20 MW	Not rated	2021	13
Palmatir	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB/Baa2/BBB-(12)	2014	11
Cadonal	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB/Baa2/BBB-(12)	2014	12
Melowind	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB/Baa2/BBB-	2015	13
Mini-Hydro	Renewable (Hydraulic)	100%	Peru	USD	4 MW	BBB/Baa1/BBB	2012	10
Solaben 2 & 3	Renewable (Solar)	70%(2)	Spain	Euro	2x50 MW	A/Baa1/A-	2012	15/15
Solacor 1 & 2	Renewable (Solar)	87%(3)	Spain	Euro	2x50 MW	A/Baa1/A-	2012	14/14
PS10 & PS20	Renewable (Solar)	100%	Spain	Euro	31 MW	A/Baa1/A-	2007&2009	9/11
Helioenergy 1 & 2	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A/Baa1/A-	2011	14/14
Helios 1 & 2	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A/Baa1/A-	2012	14/15
Solnova 1, 3 & 4	Renewable (Solar)	100%	Spain	Euro	3x50 MW	A/Baa1/A-	2010	12/12/13
Solaben 1 & 6	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A/Baa1/A-	2013	16/16
Seville PV	Renewable (Solar)	80%(4)	Spain	Euro	1 MW	A/Baa1/A-	2006	13
Italy PV 1	Renewable (Solar)	100%	Italy	Euro	1.6 MW	BBB/Baa3/BBB	2010	8
Italy PV 2	Renewable (Solar)	100%	Italy	Euro	2.1 MW	BBB/Baa3/BBB	2011	8
Italy PV 3	Renewable (Solar)	100%	Italy	Euro	2.5 MW	BBB/Baa3/BBB	2012	9
Italy PV 4	Renewable (Solar)	100%	Italy	Euro	3.6 MW	BBB/Baa3/BBB	2011	9
Kaxu	Renewable (Solar)	51%(5)	South Africa	Rand	100 MW	BB-/Ba2/BB-(13)	2015	12
Calgary	Efficient natural gas &heat	100%	Canada	CAD	55 MWt	~41% A+ or higher(14)	2010	18
ACT	Efficient natural gas & heat	100%	Mexico	USD	300 MW	BBB/B1/BB-	2013	10
Monterrey	Efficient natural gas &heat	30%	Mexico	USD	142 MW	Not rated	2018	23
ATN (15)	Transmission line	100%	Peru	USD	379 miles	BBB/Baa1/BBB	2011	18
ATS	Transmission line	100%	Peru	USD	569 miles	BBB/Baa1/BBB	2014	21
ATN 2	Transmission line	100%	Peru	USD	81 miles	Not rated	2015	10
Quadra 1 & 2	Transmission line	100%	Chile	USD	49 miles/32 miles	Not rated	2014	12/12
Palmucho	Transmission line	100%	Chile	USD	6 miles	BBB/ -- /BBB+	2007	15
Chile TL3	Transmission line	100%	Chile	USD	50 miles	A/A2/A-	1993	N/A
Chile TL4	Transmission line	100%	Chile	USD	63 miles	Not rated	2016	49
Skikda	Water	34.20%(6)	Algeria	USD	3.5 M ft3/day	Not rated	2009	11
Honaine	Water	25.50%(7)	Algeria	USD	7 M ft3/day	Not rated	2012	15
Tenes	Water	51%(8)	Algeria	USD	7 M ft3/day	Not rated	2015	17

(1)	65% of the shares in Chile PV 1, Chile PV 2 and Chile PV 3 are indirectly held by financial partners through the renewable energy platform of the Company in Chile.
(2)	Itochu Corporation holds 30% of the shares in each of Solaben 2 and Solaben 3.
(3)	JGC holds 13% of the shares in each of Solacor 1 and Solacor 2.
(4)	Instituto para la Diversificación y Ahorro de la Energía (“Idae”) holds 20% of the shares in Seville PV.
(5)	Kaxu is owned by the Company (51%), Industrial Development Corporation of South Africa (“IDC”, 29%) and Kaxu Community Trust (20%).
(6)	Algerian Energy Company, SPA owns 49% of Skikda and Sacyr Agua, S.L. owns the remaining 16.8%.
(7)	Algerian Energy Company, SPA owns 49% of Honaine and Sacyr Agua, S.L. owns the remaining 25.5%.
(8)
Algerian Energy Company, SPA owns 49% of Tenes. The Company has an investment in Tenes through a secured loan to Befesa Agua Tenes (the holding company of Tenes) and the right to appoint a majority at the board of directors of the project company. Therefore, the Company controls Tenes since May 31, 2020, and fully consolidates the asset from that date.

(9)	Certain contracts denominated in U.S. dollars are payable in local currency.
(10)
Reflects the counterparty’s credit ratings issued by Standard & Poor’s Ratings Services, or S&P, Moody’s Investors Service Inc., or Moody’s, and Fitch Ratings Ltd, or Fitch. Not applicable (“N/A”) when the asset has no PPA.

(11)
Refers to the credit rating of two Community Choice Aggregators: Silicon Valley Clean Energy and Monterrey Bar Community Power, both with A Rating from S&P and Southern California Public Power Authority. The third off-taker is not rated.

(12)	Refers to the credit rating of Uruguay, as UTE (Administración Nacional de Usinas y Transmisoras Eléctricas) is unrated.
(13)	Refers to the credit rating of the Republic of South Africa. The off-taker is Eskom, which is a state-owned utility company in South Africa.
(14)	Refers to the credit rating of a diversified mix of 22 high credit quality clients (~41% A+ rating or higher, the rest is unrated).
(15)	Including ATN Expansion 1 & 2.
(16)	Part of Vento II Portfolio.
(17)	As of December 31, 2022.
(*)	Commercial Operation Date.

The project financing arrangement for Kaxu contained a cross-default provision related to Abengoa S.A.’s insolvency filing. In September 2021, the Company obtained a waiver for such cross-default which became effective on March 31, 2022, following the transfer of the employees performing the O&M in Kaxu from an Abengoa subsidiary to an Atlantica subsidiary and other conditions. As a result, as of March 31, 2022, the Company had again an unconditional right to defer the settlement of the debt for at least twelve months, and therefore the debt previously presented as current (as of December 31, 2021) had been reclassified as non-current at that date in accordance with the financing agreements in these Consolidated Financial Statements (Note 15).

As expected in 2022, the Administration in Spain approved, measures to adjust the regulated revenue component for renewable energy plants, following the increase since mid-2021 in the billings of these plants for the sale of electricity in the market. On March 30, 2022, Royal Decree Law 6/2022 was published, adopting urgent measures in response to the economic and social consequences of the war in Ukraine. This Royal Decree Law contains a bundle of measures in diverse fields, including those targeted at containing the sharp rise in gas and electricity prices. It includes temporary changes to the detailed regulated components of revenue received by the solar assets of the Company in Spain, which are applicable from January 1, 2022. Specifically, prior to the entry into force of this new regulation, the level of remuneration under that specific remuneration system depended on the market price estimates used to calculate it, which are revised in each regulatory semi-period. Now, under article 5 of Royal Decree Law 6/2022, an extraordinary measure has been taken to subdivide the current regulatory semi-period, so as to create a new semi-period between January 1, 2022 and December 31, 2022 and the remuneration will be reviewed taking into account the future prices of OMIP (Regulated market operator in Spain), too. On May 14, 2022, the Royal Decree Law 10/2022 was published, including the so-called “Iberian mechanism”, which is the temporary production cost adjustment mechanism for reducing the price of electricity in the wholesale market. The main changes included by these regulations are:

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The statutory half-period of three years from 2020 to 2022 has been split into two statutory half-periods (1) from January 1, 2020 until December 31 2021 and (2) calendar year 2022. As a result, the fixed monthly payment based on installed capacity (Remuneration on Investment or Rinv) for calendar year 2022 has been revised in the new Order TED/1232/2022.

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The electricity market price assumed by the regulation for calendar year 2022 was changed from €48.82 per MWh to an expected price of €121.9 per MWh, i.e., the remuneration parameters of 2022 have been updated with real prices of 2020 (33.94 €/MWh) and 2021 (111.90 €/MWh) and the future prices of OMIP for 2022 (value of second semester 2021: 121.9 €/MWh). As a result, the variable payment based on net electricity produced (Remuneration on Operation or Ro), is also being adjusted. The proposed Ro for the year 2022 is zero €/MWh reflecting the fact that market prices for the power sold in the market are significantly higher.

Following the mandate contained in Royal Decree Law 6/2022 and Royal Decree Law 10/2022, whose main measures have been exposed above, the remuneration parameters have been updated for the year 2022 by the recent Order TED/1232/2022, of December 2, 2022, that was published in final form on December 14, 2022.

For the three-year semi period starting on January 1, 2023, and ending on December 31, 2025, the adjustment for electricity price deviations in the preceding statutory half period will be progressively modified to take into account a mix of actual market prices and future market prices. On December 28, 2022 the proposed parameters for the year 2023 were published. They are still subject to review.

All the adjustments to the regulated revenue of the solar assets of the Company in Spain stated above do not affect the reasonable return on investment previously set by the Spanish government, and therefore do not impact the value of these assets in the long term.

The Consolidated Financial Statements were approved by the Board of Directors of the Company on February 28, 2023.